Financial risk management - Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	$ 1,593,009	$ 779,556	$ 904,949
Total equity	1,792,291	1,408,101	$ 1,265,648	$ 1,163,643
Total capital	$ 3,385,300	$ 2,187,657
Gearing ratio	47.00%	36.00%